EXPLORATION AND EVALUATION ASSETS (Tables)	6 Months Ended
Jun. 30, 2025
Schedule Of Exploration And Evaluation Costs
	Avino, Mexico	La Preciosa, Mexico	Canada	Total
Balance, December 31, 2023	$15,698	$34,412	$1	$50,111
Drilling and exploration	130	1,449	-	1,579
Assessments and taxes	195	1,018	-	1,213
Effect of movements in exchange rates	(31)	19	-	(12)
Disposition of Olympic claims	-	-	(1)	(1)
Balance, December 31, 2024	$15,992	$36,898	$-	$52,890
Drilling and exploration	41	310	-	351
Assessments and taxes	88	12	-	100
Transfer to other assets	-	(2,215)		(2,215)
Transfer to mining properties (Note 9)	-	(35,005)		(35,005)
Effect of movements in exchange rates	8	-	-	8
Balance, June 30, 2025	$16,129	$-	$-	$16,129